Deferred Underwriting Compensation - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Deferred Underwriting Compensation [Abstract]
Deferred compensation liability classified noncurrent	$ 12,075,000	$ 12,075,000
Percentage of deferred underwriting discount	3.50%	3.50%
Deferred underwriting discount if business combination not completed	$ 0	$ 0